UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1:	Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments

As of February 28, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.9%)
New Jersey (96.1%)
	Allendale NJ BAN	3.000%	6/30/09		4,082	4,096
	Burlington County NJ BAN	2.500%	5/29/09		13,825	13,852
	Camden County NJ Improvement Auth. Lease Rev. VRDO	0.400%	3/6/09	LOC	49,500	49,500
	Delaware River & Bay Auth. New Jersey Rev. VRDO	0.420%	3/6/09	LOC	3,100	3,100
	Delaware River Port Auth. Pennsylvania & New Jersey Rev. VRDO	0.500%	3/6/09	LOC	28,000	28,000
	Delaware River Port Auth. Pennsylvania & New Jersey Rev. VRDO	0.600%	3/6/09	LOC	65,000	65,000
	Essex County NJ Improvement Auth. Lease Rev. BAN	3.000%	6/25/09		55,000	55,219
	Essex County NJ Improvement Auth. Rev. (Jewish Community Center) VRDO	0.560%	3/6/09	LOC	11,625	11,625
[1]	Essex County NJ Improvement Auth. Rev. TOB VRDO	0.670%	3/6/09	LOC	28,280	28,280
[1]	Garden State Preservation Trust New Jersey TOB VRDO	0.620%	3/6/09	LOC	9,695	9,695
[1]	Garden State Preservation Trust New Jersey TOB VRDO	0.970%	3/6/09	(4)	4,185	4,185
[1]	Garden State Preservation Trust New Jersey TOB VRDO	3.500%	3/6/09	(4)LOC	14,585	14,585
[1]	Garden State Preservation Trust New Jersey TOB VRDO	3.750%	3/6/09	(4)LOC	30,430	30,430
	Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	0.250%	3/2/09		34,850	34,850
	Haddonfield NJ School Dist. BAN	3.250%	3/3/09		2,500	2,500
	Linden NJ BAN	3.000%	5/28/09		9,629	9,656
	Livingston Township NJ BAN	2.500%	3/5/09		8,000	8,000
	Livingston Township NJ BAN	1.500%	2/10/10		14,400	14,519
[1]	Madison Borough NJ Board of Educ. TOB VRDO	0.580%	3/6/09	LOC	11,745	11,745
	Mahwah Township NJ BAN	3.000%	6/12/09		6,325	6,347
	Marlboro Township NJ BAN	2.500%	4/10/09		9,950	9,960
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09	(4)(Prere.)	2,850	2,900
	Middlesex County NJ BAN	2.500%	6/10/09		34,849	34,925
	Monroe Township NJ BAN	2.000%	2/10/10		31,420	31,840
	Montclair Township NJ TAN	2.500%	3/13/09		10,000	10,001
	Mount Laurel Township NJ BAN	2.500%	4/22/09		9,638	9,645
	New Brunswick NJ BAN	3.000%	6/25/09		17,597	17,665
	New Jersey Building Auth. Rev.	5.000%	6/15/09		5,150	5,192

	New Jersey Building Auth. Rev. VRDO	0.420%	3/6/09	LOC	5,400	5,400
	New Jersey Building Auth. Rev. VRDO	0.420%	3/6/09	LOC	7,400	7,400
	New Jersey Building Auth. Rev. VRDO	0.420%	3/6/09	LOC	4,900	4,900
	New Jersey Econ. Dev. Auth. (Port Newark Container) VRDO	0.720%	3/6/09	LOC	30,700	30,700
	New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	0.400%	5/14/09	LOC	55,000	55,000
	New Jersey Econ. Dev. Auth. Natural Gas Fac. Rev. (New Jersey Natural Gas) VRDO	0.630%	3/6/09	LOC	8,500	8,500
	New Jersey Econ. Dev. Auth. Natural Gas Fac. Rev. VRDO	0.400%	3/2/09	LOC	32,200	32,200
	New Jersey Econ. Dev. Auth. Natural Gas Fac. Rev. VRDO	0.400%	3/2/09	LOC	35,700	35,700
[1]	New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	0.530%	3/6/09	LOC	8,925	8,925
	New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	0.530%	3/6/09	LOC	19,700	19,700
	New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	3.000%	3/3/09	LOC	43,100	43,100
	New Jersey Econ. Dev. Auth. Rev. (Cooper Health System) VRDO	0.500%	3/6/09	LOC	12,800	12,800
	New Jersey Econ. Dev. Auth. Rev. (El Dorado Terminals) VRDO	0.350%	3/2/09	LOC	4,950	4,950
	New Jersey Econ. Dev. Auth. Rev. (Frisch School Project) VRDO	0.420%	3/6/09	LOC	21,450	21,450
	New Jersey Econ. Dev. Auth. Rev. (Geriatric Services Housing Corp.) VRDO	0.420%	3/6/09	LOC	13,500	13,500
	New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	0.670%	3/6/09	LOC	5,050	5,050
	New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	0.250%	3/2/09		22,000	22,000
	New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	0.350%	3/2/09		21,200	21,200
	New Jersey Econ. Dev. Auth. Rev. (Metuchen Project) VRDO	0.400%	3/6/09	LOC	13,445	13,445
	New Jersey Econ. Dev. Auth. Rev. (Ocean Spray Cranberries) VRDO	0.730%	3/6/09	LOC	8,000	8,000
	New Jersey Econ. Dev. Auth. Rev. (Order Saint Benedict Project) VRDO	0.560%	3/6/09	LOC	17,000	17,000
	New Jersey Econ. Dev. Auth. Rev. (Order Saint Benedict Project) VRDO	0.560%	3/6/09	LOC	15,705	15,705
	New Jersey Econ. Dev. Auth. Rev. (Passaic Hebrew Institute) VRDO	0.460%	3/6/09	LOC	3,150	3,150

	New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	0.550%	3/6/09		795	795
	New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	0.550%	3/6/09		1,000	1,000
	New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	0.550%	3/6/09		6,005	6,005
	New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	0.550%	3/6/09		4,800	4,800
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	3/1/09	(4)	5,935	5,935
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	3/1/09	(4)	5,935	5,935
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	0.620%	3/6/09	(4)	5,800	5,800
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	0.670%	3/6/09	(Prere.)	9,150	9,150
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	0.670%	3/6/09	(Prere.)	31,075	31,075
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.250%	3/2/09	LOC	93,000	93,000
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.400%	3/2/09	LOC	24,225	24,225
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.500%	3/2/09	LOC	77,520	77,520
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.400%	3/6/09	LOC	4,900	4,900
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.500%	3/6/09	LOC	110,000	110,000
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.530%	3/6/09	LOC	31,000	31,000
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/09	(4)(Prere.)	3,000	3,015
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09	(4)(Prere.)	4,500	4,526
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09	(4)(Prere.)	16,345	16,454
	New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO	0.250%	3/2/09		10,300	10,300
[1]	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	0.600%	3/6/09	(Prere.)	11,070	11,070
[1]	New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) VRDO	0.400%	3/6/09		25,300	25,300
	New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) VRDO	0.530%	3/6/09		9,100	9,100
	New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	0.550%	3/6/09	LOC	9,685	9,685

[1]	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	0.660%	3/6/09		10,900	10,900
[1]	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	0.670%	3/6/09	(Prere.)	9,475	9,475
	New Jersey Educ. Fac. Auth. Rev. (St. Elizabeth College) VRDO	0.500%	3/6/09	LOC	11,090	11,090
[1]	New Jersey GO TOB VRDO	0.970%	3/6/09		5,340	5,340
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/09		6,040	6,096
	New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRDO	0.530%	3/6/09	LOC	21,160	21,160
	New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	0.350%	3/6/09	LOC	20,000	20,000
	New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	0.350%	3/6/09	LOC	23,100	23,100
	New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	0.350%	3/6/09	LOC	24,500	24,500
	New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	0.350%	3/6/09	LOC	23,600	23,600
	New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	0.300%	3/6/09	LOC	37,500	37,500
	New Jersey Health Care Fac. Financing Auth. Rev. (Meridian IV) VRDO	0.530%	3/6/09	(12)	15,400	15,400
	New Jersey Health Care Fac. Financing Auth. Rev. (Meridian-III) VRDO	0.500%	3/6/09	(12)	15,500	15,500
	New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	0.530%	3/6/09	LOC	19,975	19,975
	New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	0.540%	3/6/09	LOC	8,305	8,305
	New Jersey Health Care Fac. Financing Auth. Rev. (Underwood Memorial Hosp.) VRDO	0.590%	3/6/09	LOC	12,800	12,800
	New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health) VRDO	0.560%	3/6/09	LOC	7,900	7,900
[1]	New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	0.870%	3/6/09	(12)	9,600	9,600
[1]	New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	0.870%	3/6/09	(12)	3,280	3,280

	New Jersey Health Care Fac. Financing Auth. Rev. VRDO	0.550%	3/6/09	LOC	16,960	16,960
	New Jersey Health Care Fac. Financing Auth. Rev. VRDO	0.550%	3/6/09	LOC	21,395	21,395
	New Jersey Health Care Fac. Financing Auth. Rev. VRDO	0.560%	3/6/09	LOC	4,650	4,650
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	0.500%	3/6/09	LOC	54,000	54,000
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	0.850%	3/6/09	(4)	12,680	12,680
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	1.380%	3/6/09	(4)	15,505	15,505
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	1.380%	3/6/09	(4)	25,055	25,055
[1]	New Jersey Housing & Mortgage Finance Agency Rev. TOB VRDO	0.770%	3/6/09		7,160	7,160
	New Jersey Housing & Mortgage Finance Agency Rev. VRDO	0.450%	3/6/09		7,000	7,000
	New Jersey Housing & Mortgage Finance Agency Rev. VRDO	0.530%	3/6/09		8,000	8,000
	New Jersey Housing & Mortgage Finance Agency Rev. VRDO	0.720%	3/6/09		10,500	10,500
	New Jersey Housing & Mortgage Finance Agency Rev. VRDO	0.720%	3/6/09		14,600	14,600
	New Jersey Housing & Mortgage Finance Agency Rev. VRDO	0.720%	3/6/09		9,900	9,900
[1]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. TOB VRDO	0.730%	3/6/09		7,825	7,825
[1]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. TOB VRDO	2.170%	3/6/09	(4)	9,655	9,655
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. VRDO	0.570%	3/6/09		15,000	15,000
[1]	New Jersey State Transp. Trust Fund Auth. Cap TOB VRDO	0.620%	3/6/09	LOC	37,955	37,955
	New Jersey TRAN	3.000%	6/25/09		10,000	10,045
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/09	(Prere.)	5,000	5,049
	New Jersey Transp. Trust Fund Auth. Rev.	5.125%	6/15/09	(Prere.)	20,000	20,238

[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	0.400%	3/6/09	(12)	19,435	19,435
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	0.670%	3/6/09	(Prere.)	4,975	4,975
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	0.970%	3/6/09	(4)	25,260	25,260
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.740%	3/6/09	(4)	11,320	11,320
[1]	New Jersey Transp. Trust Fund Auth. TOB VRDO	0.620%	3/6/09	(4)LOC	16,095	16,095
[1]	New Jersey Transp. Trust Fund Auth. TOB VRDO	0.640%	3/6/09	LOC	11,495	11,495
[1]	New Jersey Transp. Trust Fund Deutsche Bank TOB VRDO	0.610%	3/6/09	LOC	14,945	14,945
[1]	New Jersey Transp. Trust Fund TOB VRDO	0.610%	3/6/09	LOC	77,325	77,325
	New Jersey Turnpike Auth. Rev.	5.375%	1/1/10	(Prere.)	3,500	3,636
	New Jersey Turnpike Auth. Rev.	5.500%	1/1/10	(Prere.)	1,800	1,872
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(Prere.)	17,775	18,474
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(Prere.)	1,620	1,688
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(Prere.)	7,365	7,674
	New Jersey Turnpike Auth. Rev. BAN	3.000%	5/1/09		50,000	50,096
[1]	New Jersey Turnpike Auth. Rev. TOB VRDO	0.580%	3/6/09	LOC	22,235	22,235
[1]	New Jersey Turnpike Auth. Rev. TOB VRDO	0.720%	3/6/09	(13)	19,800	19,800
[1]	New Jersey Turnpike Auth. Rev. TOB VRDO	1.920%	3/6/09	(4)	6,745	6,745
[1]	New Jersey Turnpike Auth. Rev. TOB VRDO	3.500%	3/6/09	(4)LOC	29,270	29,270
	New Jersey Turnpike Auth. Rev. VRDO	0.400%	3/6/09	LOC	5,000	5,000
	New Jersey Turnpike Auth. Rev. VRDO	3.750%	3/6/09	LOC	35,200	35,200
	Paramus Borough NJ BAN	3.000%	4/15/09		6,950	6,960
	Paramus Borough NJ BAN	3.000%	8/7/09		5,906	5,937
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	0.730%	3/6/09		3,335	3,335
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	0.730%	3/6/09		5,555	5,555
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	0.770%	3/6/09		8,085	8,085
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	0.970%	3/6/09	(4)	7,770	7,770
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	1.050%	3/6/09	(4)	5,000	5,000
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	1.100%	3/6/09	(4)	12,000	12,000

[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	1.120%	3/6/09	(4)	4,050	4,050
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	1.250%	3/6/09	(4)	19,760	19,760
	Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	0.480%	3/2/09		48,800	48,800
	Princeton Univ. New Jersey CP	0.500%	6/2/09		7,650	7,650
	Raritan Township NJ BAN	3.000%	8/6/09		5,993	6,024
	Ridgewood NJ BAN	3.000%	6/26/09		3,375	3,388
	Rutgers State Univ. New Jersey VRDO	0.300%	3/2/09		46,995	46,995
	Salem County NJ Financing Auth. PCR (Exelon Project) CP	0.500%	5/7/09	LOC	19,000	19,000
	Salem County NJ Financing Auth. PCR (Public Service Electric & Gas) VRDO	0.450%	3/6/09	LOC	7,000	7,000
	Secaucus NJ BAN	3.000%	6/19/09		8,856	8,883
	South Orange Township NJ BAN	2.500%	3/3/09		11,916	11,916
	Springfield Township NJ BAN	3.000%	8/14/09		7,100	7,140
	Tewksbury Township NJ BAN	3.000%	6/26/09		5,086	5,106
[1]	Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	0.580%	3/6/09	(Prere.)	6,115	6,115
	Toms River NJ BAN	3.000%	6/30/09		17,450	17,517
	Union County NJ BAN	3.000%	7/1/09		60,000	60,254
	Union County NJ PCR (Exxon) VRDO	0.250%	3/2/09		21,500	21,500
	Union County NJ PCR (Exxon) VRDO	0.250%	3/2/09		19,580	19,580
	Vernon Township NJ School Dist. GO	5.250%	12/1/09	(Prere.)	1,200	1,240
	Vernon Township NJ School Dist. GO	5.300%	12/1/09	(Prere.)	1,200	1,241
	Vernon Township NJ School Dist. GO	5.375%	12/1/09	(Prere.)	1,200	1,242
	Vernon Township NJ School Dist. GO	5.375%	12/1/09	(Prere.)	1,200	1,242
	Vernon Township NJ School Dist. GO	5.375%	12/1/09	(Prere.)	1,200	1,242
	Westfield NJ BAN	3.000%	7/17/09		8,243	8,284
						2,808,721
Puerto Rico (2.8%)
[1]	Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	2.250%	3/1/09		12,575	12,575
	Puerto Rico Muni. Finance Agency	5.500%	8/1/09	(4)(Prere.)	2,000	2,061
	Puerto Rico Muni. Finance Agency	5.875%	8/1/09	(4)(Prere.)	10,480	10,769
	Puerto Rico Muni. Finance Agency	6.000%	8/1/09	(4)(Prere.)	2,645	2,719
[1]	Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	0.730%	3/6/09	LOC	8,975	8,975
[1]	Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	0.730%	3/6/09	LOC	7,425	7,425
[1]	Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	0.730%	3/6/09	LOC	8,900	8,900
	Puerto Rico TRAN	3.000%	7/30/09	LOC	30,000	30,167
						83,591
Total Tax-Exempt Municipal Bonds (Cost $2,892,312)						2,892,312
Other Assets and Liabilities-Net (1.1%)						31,485
Net Assets (100%)						2,923,797

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $659,875,000, representing 22.6% of net assets.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

New Jersey Tax-Exempt Money Market Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
New Jersey (95.2%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10	(1)	1,755	1,866
Atlantic County NJ Public Fac. COP	7.400%	3/1/11	(1)	4,025	4,476
Atlantic County NJ Public Fac. COP	6.000%	3/1/14	(1)	3,685	4,243
Atlantic County NJ Public Fac. COP	6.000%	3/1/15	(1)	1,480	1,729
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12	(2)(ETM)	1,020	1,112
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21	(2)	3,200	3,399
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10	(4)(Prere.)	850	905
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12	(Prere.)	1,025	1,148
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12	(Prere.)	1,265	1,417
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12	(Prere.)	1,335	1,495
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12	(Prere.)	1,140	1,277
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17	(1)	2,560	2,762
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18	(1)	2,165	2,292
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21	(1)	15,400	17,944
Cumberland County NJ Improvement Auth. Solid Waste System Rev.	5.125%	1/1/25	(1)	5,685	5,860
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10	(2)(Prere.)	750	787
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.750%	1/1/22	(4)	10,000	10,097
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.625%	1/1/26	(4)	2,500	2,501
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	2,640	2,892
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	2,000	2,191
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	1,400	1,534
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	2,780	3,046
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11	(3)(Prere.)	2,950	3,239
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10	(3)(Prere.)	3,390	3,634
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10	(3)(Prere.)	5,090	5,456
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10	(3)(Prere.)	2,650	2,841
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18	(2)	10,000	11,172
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20	(2)	5,010	5,507
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22	(2)	3,455	3,856
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/30	(1)	10,000	10,203
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10	(4)	1,000	981

	Evesham NJ Util. Auth. Rev.	5.000%	7/1/16	(2)	3,435	3,660
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/17	(2)	3,705	3,948
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/18	(2)	1,605	1,686
	Garden State Preservation Trust New Jersey	5.250%	11/1/12	(4)	18,000	20,145
	Garden State Preservation Trust New Jersey	0.000%	11/1/21	(4)	10,325	5,751
	Garden State Preservation Trust New Jersey	0.000%	11/1/22	(4)	32,700	17,076
[1]	Garden State Preservation Trust New Jersey TOB VRDO	3.500%	3/6/09	(4)LOC	10,000	10,000
[1]	Garden State Preservation Trust New Jersey TOB VRDO	3.750%	3/6/09	(4)LOC	500	500
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/16	(1)	1,000	1,087
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/17	(1)	865	946
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/20	(1)	1,150	1,193
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/23	(1)	1,000	1,014
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	4/1/38		9,750	9,764
	Gloucester Township NJ GO	5.750%	7/15/10	(2)	1,610	1,658
	Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18	(2)	2,755	3,136
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/13	(4)	1,250	1,427
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/19	(4)	1,720	2,005
	Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/13	(1)	9,590	10,197
	Irvington Township NJ GO	0.000%	8/1/09	(1)(ETM)	2,580	2,568
	Irvington Township NJ GO	0.000%	8/1/10	(1)(ETM)	2,080	2,034
	Jackson Township NJ Board of Educ. GO	5.375%	4/15/12	(3)(Prere.)	6,885	7,682
	Jackson Township NJ Board of Educ. GO	5.375%	4/15/12	(3)(Prere.)	7,676	8,564
	Jackson Township NJ Board of Educ. GO	5.250%	6/15/21	(1)	11,195	12,669
	Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14		1,045	1,112
	Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.950%	12/15/12		4,895	5,559
	Middlesex County NJ COP	5.000%	8/1/11	(1)	1,050	1,135
	Middlesex County NJ COP	5.500%	8/1/15	(1)	1,195	1,279
	Middlesex County NJ Improvement Auth.	5.375%	3/15/22	(1)	1,825	1,715
	Middlesex County NJ Improvement Auth.	5.375%	3/15/23	(1)	1,925	1,782
	Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/15		470	370

Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/20		500	321
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/32		5,100	2,586
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.125%	1/1/37		3,500	1,735
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/19		1,585	1,736
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/20		1,600	1,749
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/21		2,375	2,524
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/15	(2)	2,000	1,530
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/16	(2)	3,000	2,172
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/18	(2)	4,550	2,913
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14	(4)	2,735	2,855
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15	(4)	2,015	2,102
Monmouth County NJ Improvement Auth. Lease Rev. (Brookdale Community College)	5.250%	8/1/26		1,000	1,052
Monmouth County NJ Improvement Auth. Lease Rev. (Brookdale Community College)	5.875%	8/1/31		1,000	1,073
Monmouth County NJ Improvement Auth. Lease Rev. (Brookdale Community College)	6.000%	8/1/38		3,900	4,196
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/19	(2)	2,115	2,219
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/20	(2)	2,225	2,303
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.000%	12/1/13	(2)	1,545	1,650
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.000%	12/1/14	(2)	3,205	3,445
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.000%	12/1/16	(2)	1,000	1,084
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.250%	12/1/18	(2)	2,000	2,194

Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.250%	12/1/21	(2)	1,275	1,347
Montgomery Township NJ School Dist. GO	5.250%	8/1/13	(1)	1,285	1,387
Montgomery Township NJ School Dist. GO	5.250%	8/1/17	(1)	1,280	1,381
Montgomery Township NJ School Dist. GO	5.250%	8/1/18	(1)	910	969
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/20	(2)	2,945	3,009
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/21	(2)	6,255	6,311
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/22	(2)	5,585	5,574
New Jersey Casino Reinvestment Dev. Auth. Rev. (Parking Fee)	5.250%	6/1/21	(1)	3,000	2,911
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/10		5,000	5,191
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11		6,590	6,967
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/13		5,000	5,404
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/16		4,000	4,331
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/17		3,000	3,240
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/18		9,530	10,233
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/19		10,255	10,844
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/20		1,500	1,566
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/23		1,000	1,009
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/29	(1)	7,055	7,365
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17		350	316
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29		20,000	15,000
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Services)	0.000%	1/1/12	(2)	2,500	2,268
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Services)	0.000%	1/1/13	(2)	3,000	2,600
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24	(1)	6,000	6,133

New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/25	(1)	14,000	14,152
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/26	(1)	3,000	3,003
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/31	(1)	25,175	24,783
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11	(2)(Prere.)	7,040	7,659
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/12		2,000	2,135
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13	(2)	1,200	1,334
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(1)(Prere.)	4,000	4,541
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13		7,500	8,119
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13		14,000	15,206
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		10,000	10,798
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14		14,000	15,150
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/18		2,650	2,782
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18	(1)	10,285	11,693
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.500%	9/1/25		4,440	4,279
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26		10,000	10,170
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27	(1)	24,225	25,676
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/33		7,825	7,588
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36		23,500	22,783
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37	(2)	1,000	969
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37		18,000	17,442
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	8,000	8,774
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	12,500	13,763
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	5,000	5,520

New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	28,000	30,946
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.250%	3/2/09	LOC	32,760	32,760
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/11	(1)(ETM)	4,650	4,445
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/12	(1)	4,550	3,907
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/13	(1)	4,500	3,648
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/14	(1)	4,210	3,205
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14		15,000	16,152
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/18		5,965	6,383
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/19		3,080	3,260
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10	(4)(Prere.)	2,715	2,877
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10	(Prere.)	6,405	6,779
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12		7,595	8,526
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey)	5.000%	7/1/14	(4)	3,180	3,570
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey)	5.000%	7/1/16	(4)	4,410	5,012
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20	(1)	2,060	2,184
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21	(1)	1,550	1,623
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.000%	7/1/37	(1)	6,730	6,464
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.500%	7/1/23		2,750	2,342
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.000%	7/1/27		1,000	824
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.000%	7/1/33		1,000	760
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.250%	7/1/37		1,000	769
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13	(3)(Prere.)	2,605	2,973
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13	(3)(Prere.)	2,775	3,167
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20	(1)	2,585	2,779
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21	(1)	3,025	3,211

New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/15	(3)(Prere.)	4,700	5,403
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/27	(2)	10,000	10,073
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/17	(1)	1,000	1,061
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/18	(1)	1,470	1,552
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/20	(1)	1,725	1,806
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16		2,545	2,988
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	4.500%	7/1/35		10,000	9,724
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09	(1)(Prere.)	2,105	2,152
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12	(3)(Prere.)	1,010	1,118
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12	(3)(Prere.)	1,700	1,881
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15	(1)	1,550	1,647
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/16	(1)(Prere.)	4,000	4,655
New Jersey Educ. Fac. Auth. Rev. (Richard Stockton College)	5.375%	7/1/38		5,000	5,034
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10	(3)(Prere.)	11,210	11,817
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11	(3)(Prere.)	235	258
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11	(3)(Prere.)	190	209
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11	(3)(Prere.)	205	225
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/13	(3)(Prere.)	2,800	3,181
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14	(3)	2,070	2,209
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15	(3)	1,690	1,804
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16	(3)	1,845	1,969
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/24	(1)	2,200	2,261
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10	(2)	1,500	1,535

New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12	(2)	1,275	1,301
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15	(2)	400	424
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16	(2)	200	212
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/13	(Prere.)	6,000	6,806
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.250%	7/1/13	(Prere.)	6,000	6,837
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.000%	7/1/34		2,500	1,884
New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	4.750%	7/1/34	(12)	10,000	9,481
New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	5.000%	7/1/38	(12)	5,500	5,474
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/13		3,785	4,050
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23		10,000	10,392
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/36		14,250	11,486
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/13		7,330	7,587
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/14		7,695	7,927
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/15		5,000	5,125
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/18		9,095	9,162
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/12	(Prere.)	2,220	2,480
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/12	(Prere.)	1,750	1,983
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/17		2,200	2,304
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/25		2,780	2,745
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/23		2,675	2,476
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/26		2,880	2,561
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/37		10,000	8,068

New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.750%	7/1/23		7,000	6,417
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.000%	7/1/24		800	632
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/30		3,055	2,388
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/36		6,800	5,078
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/09	(4)	4,140	4,188
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.000%	7/1/10	(4)	4,695	4,735
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/12	(4)	105	106
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/13	(1)	2,355	2,356
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.125%	1/1/21		15,000	14,239
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/30		4,000	2,931
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.250%	7/1/25		1,200	1,054
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.125%	7/1/35		3,450	2,711
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/13	(4)	7,255	7,371
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.250%	7/1/29	(4)	13,150	11,999
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems)	5.000%	7/1/38	(12)	4,400	4,230
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.250%	7/1/10	(2)(ETM)	2,935	3,141

New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/12	(Prere.)	3,500	3,962
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/12	(Prere.)	3,500	3,976
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/12	(Prere.)	3,000	3,408
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.000%	7/1/46		7,505	5,824
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/13	(1)	2,695	2,555
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/16	(1)	2,340	2,109
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	0.000%	7/1/21	(1)(ETM)	1,260	754
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	0.000%	7/1/21	(1)	1,740	577
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.000%	7/1/29		4,375	3,268
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14	(4)	11,000	11,120
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev.	5.700%	5/1/20	(4)	2,040	2,067
New Jersey Housing & Mortgage Finance Agency Rev.	6.500%	10/1/38		4,170	4,348
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)(ETM)	1,130	1,244
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)	1,000	1,097
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17	(1)(ETM)	250	301
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17	(1)	5,505	6,199
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/21	(1)	3,000	3,213
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/22	(1)	1,000	1,060
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	2,000	2,142
New Jersey Transp. Corp. COP	5.500%	9/15/11	(2)	5,000	5,332
New Jersey Transp. Corp. COP	5.500%	9/15/12	(2)	20,000	21,691
New Jersey Transp. Corp. COP	5.500%	9/15/14	(2)	1,500	1,635
New Jersey Transp. Corp. COP	5.500%	9/15/15	(2)	15,000	16,376

New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10	(Prere.)	5,000	5,330
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/11	(3)(ETM)	7,165	7,801
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/12	(1)	1,000	1,087
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13	(Prere.)	7,000	8,061
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/14	(2)	10,000	11,032
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15	(1)(ETM)	5,000	5,838
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/15	(2)	1,000	1,094
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17		24,810	27,125
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17		8,480	9,271
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/18	(4)	5,000	5,817
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		7,500	8,221
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		12,675	13,894
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20		5,000	5,567
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23	(1)	5,750	6,160
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23		2,000	877
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23	(2)	15,830	16,191
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(1)	4,900	5,243
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24	(2)	29,000	11,735
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25	(1)	17,000	18,192
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	64,880	24,300
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28		33,855	10,282
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	(4)	10,000	2,322
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32	(2)	22,085	21,396

New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/35		6,000	1,146
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/38		5,000	5,272
New Jersey Transp. Trust Fund Auth. Rev. GAN	5.000%	6/15/10	(1)	9,530	9,937
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)(Prere.)	665	694
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13	(1)(ETM)	770	890
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13	(1)	230	256
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13	(1)(ETM)	20,000	23,492
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	1,560	1,956
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)	4,615	5,563
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	22,095	25,716
New Jersey Turnpike Auth. Rev.	5.750%	1/1/17	(1)	2,635	2,709
New Jersey Turnpike Auth. Rev.	5.000%	1/1/30	(4)	8,500	8,516
New Jersey Turnpike Auth. Rev. VRDO	3.750%	3/6/09	(1)(3)LOC	17,300	17,300
Newark NJ GO	5.375%	12/15/13	(1)	2,000	2,193
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17		2,665	2,867
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18		2,220	2,351
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18	(3)(ETM)	2,500	3,060
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/27		7,680	7,786
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28		10,000	9,551
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33		10,000	9,958
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34	(1)	7,095	7,053
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	0.280%	3/2/09		4,900	4,900
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	0.480%	3/2/09		11,000	11,000
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31	(1)	4,215	1,078
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32	(1)	5,000	1,198
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34	(1)	10,220	2,137
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35	(1)	10,215	1,999
Rutgers State Univ. New Jersey	6.400%	5/1/13		2,575	2,814
Rutgers State Univ. New Jersey	5.000%	5/1/39		15,500	15,523

South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23		2,000	2,030
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33		1,500	1,458
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11	(1)	2,145	2,225
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	42,515	46,247
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12	(Prere.)	20,650	23,455
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	39,495	45,015
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13	(Prere.)	20,000	24,122
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23		14,280	10,604
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18	(1)	1,975	1,994
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20	(1)	2,185	2,152
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22	(1)	2,420	2,316
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12	(1)(ETM)	3,300	3,644
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15	(2)	2,325	2,355
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16	(2)	1,110	1,117
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/18	(2)	1,250	1,250
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19	(2)	3,000	2,962
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20	(2)	3,675	3,556
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21	(2)	2,000	1,906
West Orange NJ Board of Educ. COP	5.625%	10/1/09	(1)(Prere.)	2,500	2,600
West Orange NJ Board of Educ. COP	5.625%	10/1/09	(1)(Prere.)	2,000	2,080
West Orange NJ Board of Educ. COP	6.000%	10/1/09	(1)(Prere.)	1,000	1,042
					1,770,246
Puerto Rico (3.4%)
Puerto Rico GO	5.500%	7/1/18		5,540	5,315
Puerto Rico GO	5.500%	7/1/21	(1)	6,750	6,285
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	4,125	4,740
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	3,500	4,022
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19	(1)	5,000	4,735
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/21	(4)	5,000	5,020
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/22	(4)	1,250	1,263
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/23	(4)	2,040	2,056

Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/24	(2)	13,000	11,914
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/33	(3)	20,000	3,038
Puerto Rico Muni. Finance Agency	5.250%	8/1/19	(4)	5,000	4,963
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	3,250	3,578
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	1,135	1,251
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	720	835
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		16,200	523
Univ. of Puerto Rico Rev.	5.000%	6/1/30		5,000	3,758
					63,296
Guam (0.2%)
	Guam Govt. Ltd. Obligation Infrastructure Improvement Rev.	5.125%	11/1/11	(2)	3,400	3,317

Virgin Islands (0.2%)
	Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18		3,390	3,109

Total Tax-Exempt Municipal Bonds (Cost $1,854,706)						1,839,968
Other Assets and Liabilities-Net (1.0%)						19,358
Net Assets (100%)						1,859,326

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $10,500,000, representing 0.6% of net assets.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

New Jersey Long-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2009, the cost of investment securities for tax purposes was $1,857,687,000. Net unrealized depreciation of investment securities for tax purposes was $17,719,000, consisting of unrealized gains of $52,874,000 on securities that had risen in value since their purchase and $70,593,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). As of February 28, 2009, the fund has no open futures contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.